SHARE-BASED COMPENSATION - Schedule of Share-based Payment Arrangement Restricted Stock Unit Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2018 Plan
Weighted average exercise price
Outstanding as of December 31	$ 1.00	$ 1.00	$ 1.00
Outstanding as of December 31	$ 1.00	$ 1.00	1.00	$ 1.00
2019 Plan
Numbers of shares
Numbers of shares, Outstanding	72,000
Vested	(24,000)
Numbers of shares, Outstanding		72,000
Weighted average exercise price
Outstanding as of December 31	$ 6.09	$ 6.09	6.09
Outstanding as of December 31	6.09	$ 6.09	6.09	6.09
Weighted average remaining contractual term, Outstanding		7 years 18 days
2020 Plan
Weighted average exercise price
Outstanding as of December 31	8.81	$ 7.61	5.91
Granted		9.20	18.85
Outstanding as of December 31	8.47	8.81	7.61	$ 5.91
2021 Plan
Weighted average exercise price
Outstanding as of December 31	17.32	26.44
Granted	6.20	9.20	26.43
Outstanding as of December 31	$ 17.07	$ 17.32	$ 26.44
Restricted share units
Numbers of shares
Granted	4,883,452
Vested	(2,912,354)
Forfeited	(416,374)
Numbers of shares, Outstanding	1,554,724
Weighted average exercise price
Weighted average remaining contractual term, Outstanding	9 years 7 days
Aggregate intrinsic value, Outstanding	$ 1,284
Restricted share units | 2020 Plan
Numbers of shares
Vested	(576,326)	(720,232)	(4,048,000)
Weighted average exercise price
Weighted average remaining contractual term, Outstanding	7 years 7 months 17 days	8 years 6 months 18 days	8 years 11 months 12 days	9 years 8 months 12 days
Aggregate intrinsic value, Outstanding	$ 428	$ 2,266	$ 30,531	$ 83,632
Restricted share units | 2021 Plan
Numbers of shares
Numbers of shares, Outstanding	1,035,973	1,656,253
Granted	2,080,299	821,215	1,827,166
Vested	(1,494,415)	(1,139,587)
Forfeited	(206,519)	(301,908)	(170,913)
Numbers of shares, Outstanding	1,415,338	1,035,973	1,656,253
Weighted average exercise price
Weighted average remaining contractual term, Outstanding	8 years 9 months 25 days	8 years 6 months 18 days	9 years 6 months 25 days
Aggregate intrinsic value, Outstanding	$ 1,169	$ 2,266	$ 34,126